Condensed Combined Statements of Cash Flows - USD ($) $ in Millions	3 Months Ended
	Apr. 02, 2023	Apr. 03, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 330	$ 528
Adjustments to reconcile net income to cash flows from operating activities
Depreciation and amortization	152	165
Stock-based compensation	35	35
Deferred income taxes	167	20
Other	0	(2)
Net changes in assets and liabilities, net of effects from acquisitions and divestitures
Trade receivables	23	(60)
Inventories	17	(194)
Other current and non-current assets	(13)	68
Accounts payable	(54)	(126)
Accrued liabilities (Note 17)	52	(161)
Employee related obligations	10	6
Accrued taxes on income (Note 11)	272	36
Other liabilities	(189)	23
Net cash flows from operating activities	802	338
Cash flows used in investing activities
Purchases of property, plant, and equipment	(55)	(37)
Net (purchases) proceeds of assets/businesses	14	0
Other	0	(5)
Net cash used in investing activities	(41)	(42)
Cash flows used in financing activities
Proceeds from loans and notes payable	(12)	6
Proceeds from loans and notes payable	7,686	0
Net transfer (to) from the Parent	(286)	(216)
Net cash used in financing activities	7,388	(210)
Effect of exchange rate changes on cash and cash equivalents	6	3
Cash and cash equivalents, beginning of year	1,231	740
Net increase (decrease) in cash and cash equivalents	8,155	89
Cash and cash equivalents, end of year	$ 9,386	$ 829